Stock Based Compensation - Fair Value of Options Granted Weighted Average Assumptions (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value per option	$ 0.34	$ 0.27	$ 1.58
Expected volatility	130.00%	130.00%	214.00%
Risk-free rate	0.81%	1.41%	2.57%
Forfeiture rate	0.00%	15.00%	10.00%
Dividend rate	0.00%	0.00%	0.00%
Expected life	4 years	3 years 4 months 24 days	3 years